Income Taxes - Net Deferred Income Tax Assets (Liabilities) Classified in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current assets	$ 26,588	$ 21,044
Noncurrent liabilities	(237,765)	(218,285)
Net deferred income tax liability	$ (211,177)	$ (197,241)